STRUCTURED ENTITIES (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
STRUCTURED ENTITIES (Details) [Line Items]
Loans and advances to customers	£ 484,858	£ 461,016
Asset-backed debt instruments held	24,491	42,338
Assets and liabilities held in consolidated collective investment vehicles	62,648	68,124
Assets and liabilities held in unconsolidated collective investment vehicles	26,028	28,759
Total Asset Value Of Unconsolidated Structured Entities	2,435,000	2,338,000
Cancara [Member]
STRUCTURED ENTITIES (Details) [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	5,122	6,049
Loans and advances to customers	5,012	5,939
Asset-backed debt instruments held	£ 110	£ 110